Long-Term Debt (Revolving Credit Facilities, Outstanding Borrowings and Available Capacity) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 2,773	$ 3,155
Use of available facilities	1,890	1,408
Available capacity under existing agreements	1,337	420
Revolving credit facility
Debt Instrument [Line Items]
Available capacity under existing agreements	3,197	2,219
Available capacity under existing agreements	1,307	811
Advances on the revolving credit facility	50
Revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 900	900
Maturity	June 2027
Revolving credit facility | TEC
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 657	0
Maturity	December 2026
Revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 800	800
Maturity	December 2027
Revolving credit facility | ECI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 10	11
Maturity	October 2024
Non-revolving credit facility | Emera
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 400	0
Maturity	February 2024
Non-revolving credit facility | NSPI
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 400	400
Maturity	July 2024
Non-revolving credit facility | NMGC
Debt Instrument [Line Items]
Available capacity under existing agreements	$ 30	108
Maturity	March 2024
Borrowings under credit facilities
Debt Instrument [Line Items]
Use of available facilities	$ 1,884	1,396
Letters of credit issued within the credit facilities
Debt Instrument [Line Items]
Use of available facilities	$ 6	$ 12